Note 28 - Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 165,643	€ 167,788
Revocable lending commitments	50,233	43,652
Contingent liabilities	47,978	49,232
Total	€ 263,854	€ 260,672